Note 5 - Current Assets Investments in Equity Securities Noncurrent Assets: Debt Securities, Held to Maturity, and Other Non-current Assets	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Other Assets Disclosure [Text Block]

5. Current Assets: Investments in Equity securities / Non-current Assets: Debt Securities, Held to Maturity, and Other Non-Current Assets

In 2014, Zim Integrated Services (“Zim”) agreed with its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, to restructure its debt. Based on this agreement, the Company received Zim shares representing approximately 1.2% of the outstanding Zim shares immediately after the restructuring and $8,229 aggregate principal amount of unsecured interest-bearing Zim notes maturing in 2023 consisting of $1,452 of 3.0% Series 1 Notes due 2023 amortizing subject to available cash flows in accordance with a corporate mechanism and $6,777 of 5.0% Series 2 Notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterly in cash and 2% interest is accrued quarterly with deferred cash payment on maturity) in exchange for amounts owed by Zim to the Company under their charter agreements. The Company calculated the fair value of the instruments received from Zim based on the agreement discussed above, available information on Zim and other similar contracts with similar terms, maturities and interest rates, and recorded at fair value of $676 in relation to the Series 1 Notes, $3,567 in relation to the Series 2 Notes and $7,802 in relation to its equity participation in Zim. The difference between the aggregate fair value of the debt and equity securities received from Zim and the then net carrying value of the amounts due from Zim of $2,888 was written-off in 2014.

The Company accounts on a quarterly basis, for the unwinding of the interest on the Series 1 and Series 2 Notes, until the book value of the instruments equals their face value on maturity. During the six-month period ended June 30, 2021, the Company recorded $458 in relation to their unwinding ($453 for the six-month period ended June 30, 2020), which is included in “Interest income” in the consolidated statements of operations. The Company had classified such debt securities under Debt securities, held to maturity.

During the year ended December 31, 2016, the Company received $46 capital redemption of the Series 1 Notes.

In March 2021, the Company received $394 capital redemption of the Series 1 Notes. Furthermore, in June 2021, the Company received $7,789 capital redemption on the Series 1 and 2 Notes, in aggregate, and the outstanding balance at the date of the capital redemption of $6,774, net of accumulated provision for Credit losses of $569 calculated as of December 31, 2020, following the provisions of “ASC 326 Financial Instruments — Credit Losses” , was fully settled. As a result of the full redemption of the Series 1 and Series 2 Notes, the Company recorded a gain of $1,015 (including the established provision for Credit losses as of December 31, 2020, of $569), which is included in Other, net, in the accompanying 2021 statement of operations.

The Series 1 and Series 2 Notes were carried at amortized cost in the accompanying 2020 consolidated balance sheet (Note 20(c)). These financial instruments were not measured at fair value on a recurring basis.

On January 28, 2021, Zim completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Since then, the Company classifies the equity securities of Zim that it owned at Fair Value through Net Income as the Company did not have the ability to exercise significant influence on matters at Zim, and there is readily available fair value for these securities. The Company records the subsequent changes in fair value in the consolidated statements of operations based on the closing price of Zim ordinary shares on the New York Stock Exchange (NYSE) on each reporting date (Level 1 inputs of the fair value hierarchy). No dividends have been received from Zim since July 16, 2014. As of June 30, 2021, the Company owned 1,221,800 ordinary shares of Zim with a fair value of $54,895 based on the closing price of Zim ordinary shares on the NYSE on that date, separately reflected in Investments in equity securities under current assets in 2021 consolidated balance sheet. For the six-months period ended June 30, 2021, the fair value measurement of investment in equity securities of $51,094 is separately reflected in the 2021 consolidated statement of operations. As of December 31, 2020, these shares were carried at cost less impairment in the amount of $3,802, which was included in Other non-current assets in the 2020 consolidated balance sheet.